Interest in Entities - Summary of Net Assets and Liabilities of the Joint Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 1,270.8	$ 1,241.5	$ 2,165.5	$ 1,713.0
Current assets	7,051.7	6,781.7
Non current assets	4,884.5	4,882.9
Current liabilities	2,782.6	3,180.9
Non current liabilities	4,971.6	4,542.5
REVENUE	5,839.3	6,217.5	5,928.1
Net loss for the year	262.8	167.8	80.8
Joint operations [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	1.2	1.4	1.8
Current assets	28.8	27.7	26.2
Non current assets	7.1	5.4	5.1
Current liabilities	48.2	24.6	18.5
Non current liabilities	4.4	25.4	20.4
REVENUE	40.5	50.8	31.2
Net loss for the year	$ 0.2	$ (9.7)	$ (3.8)